Commitments (Details 3) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term financial instruments [Member]
IfrsStatementLineItems [Line Items]
List of assets provided as collateral	₩ 400,000	₩ 300,000